Stockholders' equity (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Schedule of Potentially be Issued Under Each Outstanding
As of June 30, 2024, the number of common shares that can potentially be issued under each outstanding class of warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,650
Class B1	126,861
Class B2	7,487,974
Class C1	36,540
Class C2	7,864,715

Total	15,563,740